Intangible Assets, Net (Details) - Schedule of intangible assets of composition and movement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule Of Intangible Assets Of Composition And Movement [Abstract]
Beginning balance, Cost	$ 195,760	$ 183,658
Capitalized development costs	3,059	3,193
Purchase of intangible asset	219
Acquisition of subsidiaries	14,026	6,445
Adjustments arising from translating financial statements of foreign operations cost	(6,241)	2,464
Ending balance, Cost	206,823	195,760
Beginning balance, Accumulated amortization and impairment	144,370	130,254
Amortization recognized in the year	13,574	13,054
Adjustments arising from translating financial statements of foreign operations amortization	(3,178)	1,062
Ending balance, Accumulated amortization and impairment	154,766	144,370
Amortized cost	52,057	51,390	$ 53,404
Capitalized Software Development Costs [Member]
Schedule Of Intangible Assets Of Composition And Movement [Abstract]
Beginning balance, Cost	90,101	86,240
Capitalized development costs	3,059	3,193
Purchase of intangible asset
Acquisition of subsidiaries
Adjustments arising from translating financial statements of foreign operations cost	(103)	668
Ending balance, Cost	93,057	90,101
Beginning balance, Accumulated amortization and impairment	79,354	74,841
Amortization recognized in the year	3,817	4,513
Ending balance, Accumulated amortization and impairment	83,171	79,354
Amortized cost	9,886	10,747	11,399
Customers Relationship [Member]
Schedule Of Intangible Assets Of Composition And Movement [Abstract]
Beginning balance, Cost	86,651	78,750
Purchase of intangible asset	219
Acquisition of subsidiaries	11,319	6,445
Adjustments arising from translating financial statements of foreign operations cost	(5,055)	1,456
Ending balance, Cost	93,134	86,651
Beginning balance, Accumulated amortization and impairment	54,494	46,621
Amortization recognized in the year	7,865	6,962
Adjustments arising from translating financial statements of foreign operations amortization	(2,930)	911
Ending balance, Accumulated amortization and impairment	59,429	54,494
Amortized cost	33,705	32,157	32,129
Acquired Technology [Member]
Schedule Of Intangible Assets Of Composition And Movement [Abstract]
Beginning balance, Cost	18,371	18,052
Purchase of intangible asset
Acquisition of subsidiaries	2,707
Adjustments arising from translating financial statements of foreign operations cost	(1,030)	319
Ending balance, Cost	20,048	18,371
Beginning balance, Accumulated amortization and impairment	10,329	8,720
Amortization recognized in the year	1,797	1,468
Adjustments arising from translating financial statements of foreign operations amortization	(244)	140
Ending balance, Accumulated amortization and impairment	11,882	10,329
Amortized cost	8,166	8,042	9,332
Other [Member]
Schedule Of Intangible Assets Of Composition And Movement [Abstract]
Beginning balance, Cost	637	616
Purchase of intangible asset
Acquisition of subsidiaries
Adjustments arising from translating financial statements of foreign operations cost	(53)	21
Ending balance, Cost	584	637
Beginning balance, Accumulated amortization and impairment	193	72
Amortization recognized in the year	95	111
Adjustments arising from translating financial statements of foreign operations amortization	(4)	11
Ending balance, Accumulated amortization and impairment	284	193
Amortized cost	$ 300	$ 444	$ 544